Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of revenues and charges to/from affiliates

The following table shows revenues and charges to/from affiliates for the following predecessor period (in millions):

January 1 to May 24, 2012

Operating revenues	$143
Operating expenses	44
Reimbursements of operating expenses	—